UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2024

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a)

Convergence Long/Short Equity ETF
CLSE (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Convergence Long/Short Equity ETF for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://investcip.com/etfstrategies.html. You can also request this information by contacting us at  1-877-677-9414.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Convergence Long/Short Equity ETF	$87	1.56%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$106,141,740
Number of Holdings	358
Portfolio Turnover	133%
Visit https://investcip.com/etfstrategies.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2024)
Sector Breakdown

Top 10 Issuers
Alphabet, Inc.	5.1%
NVIDIA Corp.	4.6%
Microsoft Corp.	3.3%
Amazon.com, Inc.	3.1%
QUALCOMM, Inc.	2.6%
Micron Technology, Inc.	2.2%
Applied Materials, Inc.	2.2%
AppLovin Corp.	2.1%
Meta Platforms, Inc.	2.0%
Arista Networks, Inc.	1.9%
Security Breakdown
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://investcip.com/etfstrategies.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Convergence Investment Partners, LLC documents not be householded, please contact Convergence Investment Partners, LLC at 1-877-677-9414, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Convergence Investment Partners, LLC or your financial intermediary.
Convergence Long/Short Equity ETF	PAGE 1	TSR_SAR_89834G760

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Convergence Long/Short Equity ETF
Core Financial Statements
May 31, 2024

Convergence Long/Short Equity ETF
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 112.3%
Accommodation — 0.1%
MGM Resorts International(a)(b)	3,147	$ 126,415
Administrative and Support Services — 3.7%
Booking Holdings, Inc.(b)	97	366,306
Coinbase Global, Inc. - Class A(a)(b)	6,131	1,385,115
ManpowerGroup, Inc.(b)	3,034	226,397
NU Holdings Ltd./Cayman Islands - Class A(a)(b)	49,160	584,021
PayPal Holdings, Inc.(a)(b)	14,230	896,348
Uber Technologies, Inc.(a)(b)	7,096	458,118
		3,916,305
Air Transportation — 0.6%
SkyWest, Inc.(a)(b)	8,428	629,319
Ambulatory Health Care Services — 0.8%
DaVita, Inc.(a)(b)	4,240	623,789
Natera, Inc.(a)	2,008	213,912
		837,701
Apparel Manufacturing — 0.3%
Deckers Outdoor Corp.(a)(b)	251	274,574
Beverage and Tobacco Product Manufacturing — 0.8%
Altria Group, Inc.(b)	17,719	819,504
Broadcasting and Content Providers — 1.0%
Spotify Technology SA(a)(b)	3,562	1,057,130
Building Material and Garden Equipment and Supplies Dealers — 1.0%
Home Depot, Inc.(b)	3,091	1,035,083
Chemical Manufacturing — 7.2%
AbbVie, Inc.(b)	5,650	911,006
Amgen, Inc.(b)	2,748	840,476
Eli Lilly & Co.(b)	1,105	906,476
Halozyme Therapeutics, Inc.(a)(b)	18,957	839,606
Lantheus Holdings, Inc.(a)(b)	8,674	709,793
Merck & Co., Inc.(b)	6,527	819,400
NewMarket Corp.(b)	164	87,751
Organon & Co.(b)	43,840	935,107
Pfizer, Inc.(b)	12,934	370,688
Procter & Gamble Co.(b)	4,608	758,200
Viatris, Inc.(b)	47,715	505,779
		7,684,282
Clothing, Clothing Accessories, Shoe and Jewelry Retailers — 0.3%
Abercrombie & Fitch Co. - Class A(a)(b)	1,867	322,748

The accompanying notes are an integral part of these financial statements.

1

Back to Back to Table of Contents

Convergence Long/Short Equity ETF
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Computer and Electronic Product Manufacturing — 17.9%
Apple, Inc.	5,636	$1,083,521
Arista Networks, Inc.(a)(b)	6,805	2,025,508
International Business Machines Corp.(b)	8,100	1,351,485
Itron, Inc.(a)(b)	5,200	559,260
Micron Technology, Inc.(b)	19,047	2,380,875
NetApp, Inc.(b)	16,748	2,016,962
NVIDIA Corp.(b)	4,446	4,874,283
Pure Storage, Inc. - Class A(a)(b)	6,211	374,461
QUALCOMM, Inc.(b)	13,718	2,799,158
Super Micro Computer, Inc.(a)(b)	395	309,881
Vertiv Holdings Co. - Class A(b)	8,523	835,851
Western Digital Corp.(a)(b)	4,981	375,020
		18,986,265
Couriers and Messengers — 0.3%
FedEx Corp.(b)	1,169	296,879
Credit Intermediation and Related Activities — 4.6%
Bank of America Corp.(b)	21,049	841,750
Fifth Third Bancorp(b)	17,953	671,801
JPMorgan Chase & Co.(b)	4,736	959,656
Synchrony Financial(b)	22,518	986,288
UMB Financial Corp.(b)	7,739	638,003
Wells Fargo & Co.(b)	12,276	735,578
		4,833,076
Data Processing, Hosting & Related Services — 1.0%
Kyndryl Holdings, Inc.(a)	11,358	302,236
Pagseguro Digital Ltd. - Class A(a)(b)	66,306	812,249
		1,114,485
Educational Services — 0.7%
Grand Canyon Education, Inc.(a)(b)	3,901	555,737
Stride, Inc.(a)(b)	3,052	209,550
		765,287
Electrical Equipment, Appliance, and Component Manufacturing — 0.9%
Powell Industries, Inc.(b)	2,448	440,297
Resideo Technologies, Inc.(a)(b)	24,095	520,452
		960,749
Fabricated Metal Product Manufacturing — 1.3%
Griffon Corp.(b)	10,367	700,187
Mueller Industries, Inc.(b)	11,780	693,960
		1,394,147
Food and Beverage Stores — 0.3%
Kroger Co.(b)	5,441	284,945

The accompanying notes are an integral part of these financial statements.

2

Convergence Long/Short Equity ETF
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Manufacturing — 2.9%
BellRing Brands, Inc.(a)(b)	14,210	$ 826,596
Bunge Global SA(b)	7,267	781,856
Pilgrim’s Pride Corp.(a)(b)	21,174	760,782
Tyson Foods, Inc. - Class A(b)	12,658	724,670
		3,093,904
Funds, Trusts, and Other Financial Vehicles — 0.5%
Garmin Ltd.(b)	2,355	385,866
Incyte Corp.(a)(b)	1,844	106,565
		492,431
General Merchandise Retailers — 1.3%
Walmart, Inc.(b)	20,305	1,335,257
Heavy and Civil Engineering Construction — 0.6%
Sterling Infrastructure, Inc.(a)(b)	5,571	684,509
Hospitals — 1.2%
Tenet Healthcare Corp.(a)(b)	5,374	726,672
Universal Health Services, Inc. - Class B(b)	2,910	552,318
		1,278,990
Insurance Carriers and Related Activities — 6.0%
Allstate Corp.(b)	3,253	544,943
Centene Corp.(a)(b)	8,527	610,448
CNA Financial Corp.(b)	10,695	491,328
Corebridge Financial, Inc.(b)	32,250	940,733
F&G Annuities & Life, Inc.(b)	3,647	147,375
Frontdoor, Inc.(a)(b)	17,945	634,715
HealthEquity, Inc.(a)(b)	6,563	536,066
MGIC Investment Corp.(b)	42,622	895,062
Progressive Corp.(b)	1,622	342,534
Prudential Financial, Inc.(b)	6,021	724,627
Reinsurance Group of America, Inc.(b)	2,524	529,535
		6,397,366
Machinery Manufacturing — 2.7%
Applied Materials, Inc.(b)	10,787	2,320,068
Caterpillar, Inc.(b)	1,468	496,947
		2,817,015
Merchant Wholesalers, Durable Goods — 2.8%
Core & Main, Inc. - Class A(a)(b)	9,148	526,559
GMS, Inc.(a)(b)	4,934	463,598
TD SYNNEX Corp.(b)	15,170	1,984,843
		2,975,000

The accompanying notes are an integral part of these financial statements.

3

Convergence Long/Short Equity ETF
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Merchant Wholesalers, Nondurable Goods — 2.2%
Amneal Pharmaceuticals, Inc.(a)(b)	86,847	$ 580,138
Cencora, Inc.(b)	2,397	543,088
Domino’s Pizza, Inc.(b)	882	448,568
McKesson Corp.(b)	1,356	772,364
		2,344,158
Mining (except Oil and Gas) — 1.8%
Alpha Metallurgical Resources, Inc.(b)	1,056	333,073
Freeport-McMoRan, Inc.(b)	9,457	498,668
Knife River Corp.(a)(b)	8,081	571,407
Newmont Corp.(b)	10,967	459,956
		1,863,104
Miscellaneous Manufacturing — 0.8%
Johnson & Johnson(b)	5,987	878,113
Motor Vehicle and Parts Dealers — 1.6%
Carvana Co.(a)(b)	8,560	855,829
Murphy USA, Inc.(b)	2,002	878,377
		1,734,206
Nonmetallic Mineral Product Manufacturing — 0.5%
Corning, Inc.	4,004	149,189
Eagle Materials, Inc.(b)	1,671	388,324
		537,513
Nonstore Retailers — 3.4%
Amazon.com, Inc.(a)(b)	18,855	3,326,776
eBay, Inc.(b)	4,770	258,630
		3,585,406
Oil and Gas Extraction — 1.5%
Marathon Oil Corp.(b)	27,529	797,240
SM Energy Co.(b)	15,666	790,036
		1,587,276
Other Information Services — 2.1%
Meta Platforms, Inc. - Class A(b)	4,465	2,084,396
Pinterest, Inc. - Class A(a)(b)	2,381	98,788
		2,183,184
Paper Manufacturing — 1.0%
Boise Cascade Co.(b)	4,388	602,429
Sylvamo Corp.(b)	7,179	512,006
		1,114,435
Petroleum and Coal Products Manufacturing — 3.0%
Exxon Mobil Corp.	6,619	776,144
Marathon Petroleum Corp.(b)	4,981	879,694
PBF Energy, Inc. - Class A	17,390	805,679
Valero Energy Corp.(b)	4,712	740,444
		3,201,961

The accompanying notes are an integral part of these financial statements.

4

Convergence Long/Short Equity ETF
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Primary Metal Manufacturing — 0.4%
Steel Dynamics, Inc.(b)	3,110	$ 416,336
Professional, Scientific, and Technical Services — 12.0%
Alphabet, Inc. - Class A(a)(b)	17,144	2,957,340
Alphabet, Inc. - Class C(a)(b)	14,429	2,510,069
AppLovin Corp. - Class A(a)(b)	27,119	2,209,656
Booz Allen Hamilton Holding Corp.(b)	2,200	334,862
GoDaddy, Inc. - Class A(a)(b)	10,399	1,452,012
H&R Block, Inc.(b)	4,048	200,943
ICON PLC(a)(b)	2,615	849,404
Leidos Holdings, Inc.	3,616	531,733
Nutanix, Inc. - Class A(a)(b)	23,711	1,311,574
Science Applications International Corp.(b)	2,910	391,832
		12,749,425
Publishing Industries — 6.9%
ACI Worldwide, Inc.(a)(b)	15,527	559,127
Appfolio, Inc. - Class A(a)(b)	931	212,566
Block, Inc.(a)	5,580	357,566
CommVault Systems, Inc.(a)(b)	4,699	505,542
Crowdstrike Holdings, Inc. - Class A(a)(b)	3,984	1,249,661
DocuSign, Inc.(a)(b)	17,455	955,487
Microsoft Corp.	8,523	3,538,153
		7,378,102
Rail Transportation — 0.5%
Union Pacific Corp.(b)	2,367	551,085
Rental and Leasing Services — 1.0%
Netflix, Inc.(a)(b)	1,667	1,069,580
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 3.8%
Affiliated Managers Group, Inc.(b)	6,096	991,210
Hims & Hers Health, Inc.(a)(b)	36,280	704,558
Janus Henderson Group PLC(b)	10,694	358,249
Robinhood Markets, Inc. - Class A(a)(b)	14,705	307,334
SEI Investments Co.(b)	11,678	790,717
Tradeweb Markets, Inc. - Class A(b)	6,957	758,383
Victory Capital Holdings, Inc. - Class A(b)	1,909	99,325
		4,009,776
Specialty Trade Contractors — 2.1%
EMCOR Group, Inc.(b)	2,163	840,672
IES Holdings, Inc.(a)(b)	4,684	714,076
Installed Building Products, Inc.(b)	1,453	307,803
TopBuild Corp.(a)(b)	885	369,886
		2,232,437

The accompanying notes are an integral part of these financial statements.

5

Convergence Long/Short Equity ETF
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Support Activities for Transportation — 0.4%
Brink’s Co.(b)	4,549	$469,639
Telecommunications — 1.5%
AT&T, Inc.(b)	53,921	982,441
Doximity, Inc. - Class A(a)(b)	21,843	605,706
		1,588,147
Transportation Equipment Manufacturing — 1.4%
Ford Motor Co.(b)	57,286	694,879
General Motors Co.(b)	15,803	710,977
Modine Manufacturing Co.(a)(b)	1,052	106,168
		1,512,024
Utilities — 2.7%
Avista Corp.(b)	8,966	331,563
Exelon Corp.(b)	11,300	424,315
NextEra Energy, Inc.(b)	7,444	595,669
NRG Energy, Inc.(b)	4,152	336,312
Pinnacle West Capital Corp.(b)	6,532	515,114
Vistra Corp.(b)	7,056	699,108
		2,902,081
Wood Product Manufacturing — 0.9%
Builders FirstSource, Inc.(a)(b)	1,443	232,020
Owens Corning(b)	3,761	681,004
		913,024
TOTAL COMMON STOCKS (Cost $107,396,381)		119,234,378
REAL ESTATE INVESTMENT TRUSTS — 2.2%
Real Estate — 1.7%
Gaming and Leisure Properties, Inc.(b)	8,954	402,035
National Storage Affiliates Trust(b)	10,701	391,442
Simon Property Group, Inc.(b)	2,522	381,604
STAG Industrial, Inc.(b)	10,482	367,499
Tanger, Inc.(b)	8,827	244,949
		1,787,529
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.5%
Innovative Industrial Properties, Inc.(b)	5,062	545,583
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,245,688)		2,333,112

The accompanying notes are an integral part of these financial statements.

6

Convergence Long/Short Equity ETF
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
First American Government Obligations Fund - Class X, 5.23%(c)	80,064	$80,064
TOTAL SHORT-TERM INVESTMENTS (Cost $80,064)		80,064
TOTAL INVESTMENTS — 114.6% (Cost $109,722,133)		121,647,554
Liabilities in Excess of Other Assets — (14.6)%		(15,505,814)
TOTAL NET ASSETS — 100.0%		$106,141,740

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of May 31, 2024 is $103,610,384.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

7

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
As of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — (47.4)%
Accommodation — (0.3)%
Penn Entertainment, Inc.	(5,701)	$ (99,767)
Vail Resorts, Inc.	(1,062)	(200,421)
		(300,188)
Administrative and Support Services — (2.1)%
ACV Auctions, Inc. - Class A	(6,851)	(122,290)
Carlyle Group, Inc.	(5,655)	(242,939)
Concentrix Corp.	(2,804)	(171,969)
Fair Isaac Corp.	(348)	(448,896)
Live Nation Entertainment, Inc.	(4,424)	(414,706)
R1 RCM, Inc.	(27,563)	(354,460)
RB Global, Inc.	(2,885)	(209,682)
Shift4 Payments, Inc. - Class A	(4,489)	(302,020)
		(2,266,962)
Ambulatory Health Care Services — (0.1)%
agilon health, Inc.	(23,228)	(146,336)
Amusement, Gambling, and Recreation Industries — (0.1)%
Planet Fitness, Inc. - Class A	(1,995)	(126,962)
Apparel Manufacturing — (0.1)%
VF Corp.	(11,404)	(151,445)
Beverage and Tobacco Product Manufacturing — (0.3)%
Brown-Forman Corp. - Class B	(5,922)	(271,583)
Broadcasting and Content Providers — (1.4)%
Liberty Broadband Corp. - Class C	(7,478)	(404,485)
Nexstar Media Group, Inc. - Class A	(1,917)	(317,628)
Paramount Global - Class B	(35,620)	(424,234)
Warner Bros Discovery, Inc.	(46,123)	(380,053)
		(1,526,400)
Chemical Manufacturing — (3.4)%
10X Genomics, Inc. - Class A	(7,843)	(175,840)
Air Products and Chemicals, Inc.	(879)	(234,429)
Albemarle Corp.	(2,502)	(306,720)
Arrowhead Pharmaceuticals, Inc.	(6,357)	(145,893)
Bio-Techne Corp.	(6,628)	(511,615)
Bridgebio Pharma, Inc.	(8,191)	(229,430)
Estee Lauder Cos., Inc. - Class A	(1,831)	(225,872)
FMC Corp.	(2,866)	(174,683)
Intellia Therapeutics, Inc.	(6,341)	(135,571)
Inter Parfums, Inc.	(1,789)	(214,287)
Kenvue, Inc.	(9,471)	(182,790)
QuidelOrtho Corp.	(5,674)	(250,734)
Rogers Corp.	(1,772)	(209,096)
Zoetis, Inc.	(3,808)	(645,685)
		(3,642,645)

The accompanying notes are an integral part of these financial statements.

8

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
As of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Clothing, Clothing Accessories, Shoe and Jewelry Retailers — (0.7)%
Boot Barn Holdings, Inc.	(4,180)	$(497,128)
Foot Locker, Inc.	(8,455)	(234,457)
		(731,585)
Computer and Electronic Product Manufacturing — (9.3)%
Advanced Energy Industries, Inc.	(1,848)	(198,531)
Allegro MicroSystems, Inc.	(13,625)	(410,657)
Bio-Rad Laboratories, Inc. - Class A	(921)	(264,198)
Bloom Energy Corp. - Class A	(12,912)	(210,724)
Cognex Corp.	(7,981)	(363,295)
Danaher Corp.	(803)	(206,210)
EchoStar Corp. - Class A	(30,148)	(578,842)
Enphase Energy, Inc.	(612)	(78,275)
First Solar, Inc.	(1,727)	(469,329)
GLOBALFOUNDRIES, Inc.	(14,734)	(721,966)
Intel Corp.	(29,408)	(907,237)
Kulicke & Soffa Industries, Inc.	(15,698)	(716,928)
Lumentum Holdings, Inc.	(14,192)	(617,352)
Masimo Corp.	(1,396)	(173,802)
Microchip Technology, Inc.	(8,585)	(834,720)
Palo Alto Networks, Inc.	(1,634)	(481,883)
Revvity, Inc.	(4,419)	(482,820)
Texas Instruments, Inc.	(2,424)	(472,704)
Viasat, Inc.	(21,513)	(363,355)
Vishay Intertechnology, Inc.	(11,788)	(278,550)
Wolfspeed, Inc.	(19,329)	(496,755)
Zebra Technologies Corp. - Class A	(1,752)	(547,220)
		(9,875,353)
Construction of Buildings — (0.1)%
LGI Homes, Inc.	(1,448)	(139,008)
Credit Intermediation and Related Activities — (2.5)%
Ally Financial, Inc.	(4,839)	(188,576)
Banc of California, Inc.	(17,105)	(237,075)
Credit Acceptance Corp.	(418)	(205,167)
First Citizens BancShares, Inc./NC - Class A	(159)	(270,051)
FNB Corp./PA	(15,686)	(215,996)
Pacific Premier Bancorp, Inc.	(9,387)	(208,767)
PennyMac Financial Services, Inc.	(3,034)	(275,032)
Seacoast Banking Corp. of Florida	(8,810)	(208,533)
Truist Financial Corp.	(6,967)	(263,004)
United Community Banks, Inc./GA	(6,642)	(170,434)
WaFd, Inc.	(5,682)	(159,153)
Western Alliance Bancorp	(3,312)	(208,755)
		(2,610,543)

The accompanying notes are an integral part of these financial statements.

9

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
As of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Data Processing, Hosting & Related Services — (0.8)%
Five9, Inc.	(7,652)	$(357,808)
Riot Platforms, Inc.	(46,425)	(452,179)
		(809,987)
Electrical Equipment, Appliance, and Component Manufacturing — (0.4)%
Fluence Energy, Inc.	(8,350)	(209,835)
Novanta, Inc.	(1,392)	(225,727)
		(435,562)
Fabricated Metal Product Manufacturing — (0.4)%
Chart Industries, Inc.	(1,692)	(265,695)
Emerson Electric Co.	(1,690)	(189,550)
		(455,245)
Food and Beverage Stores — (0.2)%
Grocery Outlet Holding Corp.	(10,066)	(221,351)
Food Manufacturing — (1.1)%
Darling Ingredients, Inc.	(8,859)	(357,903)
Hershey Co.	(1,330)	(263,114)
J M Smucker Co.	(2,084)	(232,658)
Lamb Weston Holdings, Inc.	(3,089)	(272,728)
		(1,126,403)
Food Services and Drinking Places — (0.4)%
Starbucks Corp.	(4,747)	(380,804)
Furniture, Home Furnishings, Electronics, and Appliance Retailers — (1.0)%
Floor & Decor Holdings, Inc. - Class A	(4,309)	(503,550)
RH	(1,902)	(517,211)
		(1,020,761)
General Merchandise Retailers — (0.7)%
Dollar General Corp.	(1,410)	(193,043)
Dollar Tree, Inc.	(1,959)	(231,064)
Five Below, Inc.	(2,045)	(282,476)
		(706,583)
Heavy and Civil Engineering Construction — (0.1)%
Howard Hughes Holdings, Inc.	(1,085)	(71,936)
Insurance Carriers and Related Activities — (1.0)%
Arthur J Gallagher & Co.	(691)	(175,051)
Kinsale Capital Group, Inc.	(403)	(154,599)
Lincoln National Corp.	(6,668)	(219,977)
RenaissanceRe Holdings Ltd.	(1,188)	(270,698)
Ryan Specialty Holdings, Inc.	(1,123)	(62,360)
Willis Towers Watson PLC	(668)	(170,534)
		(1,053,219)

The accompanying notes are an integral part of these financial statements.

10

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
As of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Leather and Allied Product Manufacturing — (0.2)%
Crocs, Inc.	(694)	$(108,014)
Tapestry, Inc.	(1,865)	(81,109)
		(189,123)
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) — (0.3)%
Marathon Digital Holdings, Inc.	(16,989)	(331,625)
Machinery Manufacturing — (1.7)%
Carrier Global Corp.	(4,149)	(262,175)
Coherent Corp.	(11,007)	(628,060)
General Electric Co.	(2,123)	(350,592)
Hayward Holdings, Inc.	(10,998)	(159,361)
Hillenbrand, Inc.	(5,641)	(262,250)
Xylem, Inc./NY	(1,244)	(175,429)
		(1,837,867)
Management of Companies and Enterprises — (0.5)%
Rivian Automotive, Inc. - Class A	(21,669)	(236,626)
U-Haul Holding Co.	(2,690)	(163,525)
White Mountains Insurance Group Ltd.	(83)	(149,981)
		(550,132)
Merchant Wholesalers, Durable Goods — (0.2)%
NEXTracker, Inc. - Class A	(3,331)	(183,771)
Mining (except Oil and Gas) — (0.6)%
Summit Materials, Inc. - Class A	(6,895)	(266,423)
Uranium Energy Corp.	(30,358)	(216,756)
Vulcan Materials Co.	(730)	(186,712)
		(669,891)
Miscellaneous Manufacturing — (1.7)%
Globus Medical, Inc. - Class A	(3,407)	(228,644)
Inari Medical, Inc.	(3,877)	(193,850)
Inspire Medical Systems, Inc.	(2,146)	(340,763)
iRhythm Technologies, Inc.	(2,001)	(176,508)
Neogen Corp.	(21,912)	(288,143)
Penumbra, Inc.	(1,384)	(262,226)
PROCEPT BioRobotics Corp.	(3,323)	(220,647)
Topgolf Callaway Brands Corp.	(6,804)	(106,483)
		(1,817,264)
Motion Picture and Sound Recording Industries — (0.4)%
Take-Two Interactive Software, Inc.	(2,680)	(429,765)
Motor Vehicle and Parts Dealers — (0.8)%
Advance Auto Parts, Inc.	(2,562)	(180,980)
CarMax, Inc.	(4,621)	(324,671)

The accompanying notes are an integral part of these financial statements.

11

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
As of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Motor Vehicle and Parts Dealers (Continued)
Lithia Motors, Inc.	(1,235)	$(312,628)
Sensata Technologies Holding PLC	(1,595)	(65,905)
		(884,184)
Oil and Gas Extraction — (1.0)%
Chesapeake Energy Corp.	(1,755)	(159,582)
Dominion Energy, Inc.	(5,185)	(279,575)
EQT Corp.	(6,931)	(284,795)
Northern Oil & Gas, Inc.	(6,798)	(278,242)
Range Resources Corp.	(2,692)	(99,362)
		(1,101,556)
Performing Arts, Spectator Sports, and Related Industries — (0.9)%
Caesars Entertainment, Inc.	(4,555)	(161,976)
Churchill Downs, Inc.	(607)	(78,606)
Madison Square Garden Sports Corp.	(1,905)	(351,758)
TEGNA, Inc.	(24,870)	(370,812)
		(963,152)
Pipeline Transportation — (0.1)%
PNM Resources, Inc.	(2,636)	(101,064)
Primary Metal Manufacturing — (0.2)%
Carpenter Technology Corp.	(1,382)	(153,222)
Printing and Related Support Activities — (0.1)%
Permian Resources Corp.	(8,701)	(142,609)
Professional, Scientific, and Technical Services — (2.6)%
Asana, Inc. - Class A	(29,596)	(386,228)
Aspen Technology, Inc.	(2,622)	(552,324)
Charles River Laboratories International, Inc.	(1,205)	(251,170)
Gen Digital, Inc.	(11,551)	(286,811)
REVOLUTION Medicines, Inc.	(7,480)	(286,709)
Sotera Health Co.	(18,416)	(205,891)
Ubiquiti, Inc.	(2,841)	(406,718)
Unity Software, Inc.	(19,826)	(362,221)
		(2,738,072)
Publishing Industries — (1.7)%
Confluent, Inc. - Class A	(14,490)	(376,306)
Dayforce, Inc.	(1,909)	(94,419)
MicroStrategy, Inc. - Class A	(233)	(355,206)
Paycor HCM, Inc.	(9,222)	(114,076)
Synopsys, Inc.	(849)	(476,119)
ZoomInfo Technologies, Inc.	(30,975)	(380,373)
		(1,796,499)

The accompanying notes are an integral part of these financial statements.

12

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
As of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate — (0.1)%
Marriott Vacations Worldwide Corp.	(1,329)	$(119,969)
Rental and Leasing Services — (0.3)%
Avis Budget Group, Inc.	(1,243)	(141,366)
FTAI Aviation Ltd.	(2,003)	(168,893)
		(310,259)
Repair and Maintenance — (0.3)%
Mister Car Wash, Inc.	(12,892)	(90,631)
Valvoline, Inc.	(5,579)	(226,507)
		(317,138)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (2.6)%
Blackstone, Inc.	(2,701)	(325,470)
Evercore, Inc. - Class A	(1,187)	(240,890)
Goldman Sachs Group, Inc.	(676)	(308,608)
Invesco Ltd.	(5,747)	(90,285)
MarketAxess Holdings, Inc.	(1,505)	(299,390)
Moelis & Co. - Class A	(5,487)	(310,619)
Morgan Stanley	(3,043)	(297,727)
Nasdaq, Inc.	(3,823)	(225,672)
New Fortress Energy, Inc.	(9,392)	(238,087)
Roivant Sciences Ltd.	(16,640)	(172,390)
XP, Inc. - Class A	(11,528)	(218,917)
		(2,728,055)
Social Assistance — (0.3)%
IAC, Inc.	(6,898)	(343,451)
Specialty Trade Contractors — (0.2)%
Sunrun, Inc.	(13,700)	(198,102)
Support Activities for Mining — (0.5)%
Gulfport Energy Corp.	(1,693)	(273,944)
Noble Corp. PLC	(4,877)	(226,586)
		(500,530)
Support Activities for Transportation — (0.4)%
GATX Corp.	(1,393)	(192,178)
JB Hunt Transport Services, Inc.	(682)	(109,632)
Norfolk Southern Corp.	(524)	(117,795)
		(419,605)
Telecommunications — (0.3)%
Cogent Communications Holdings, Inc.	(5,997)	(355,142)

The accompanying notes are an integral part of these financial statements.

13

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
As of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation Equipment Manufacturing — (1.2)%
Boeing Co.	(3,149)	$(559,294)
Fox Factory Holding Corp.	(3,568)	(166,340)
Joby Aviation, Inc.	(12,910)	(62,872)
Spirit AeroSystems Holdings, Inc. - Class A	(7,148)	(216,727)
Tesla, Inc.	(1,340)	(238,627)
		(1,243,860)
Truck Transportation — (0.3)%
Knight-Swift Transportation Holdings, Inc.	(2,944)	(142,048)
Maplebear, Inc.	(6,120)	(186,538)
		(328,586)
Utilities — (1.1)%
AES Corp.	(4,819)	(104,042)
American States Water Co.	(1,281)	(94,269)
Atmos Energy Corp.	(1,681)	(194,862)
ONEOK, Inc.	(3,271)	(264,951)
Sempra	(6,734)	(518,720)
		(1,176,844)
Waste Management and Remediation Services — (0.1)%
Casella Waste Systems, Inc. - Class A	(1,192)	(119,903)
Water Transportation — (0.1)%
Golden Ocean Group Ltd.	(8,609)	(123,884)
Wood Product Manufacturing — (0.1)%
Louisiana-Pacific Corp.	(1,060)	(97,181)
TOTAL COMMON STOCKS (Proceeds $51,503,055)		(50,343,166)
REAL ESTATE INVESTMENT TRUSTS — (1.9)%
Credit Intermediation and Related Activities — (0.3)%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(8,045)	(267,818)
Forestry and Logging — (0.1)%
PotlatchDeltic Corp.	(2,543)	(108,662)
Real Estate — (1.3)%
Annaly Capital Management, Inc.	(18,936)	(373,039)
Healthcare Realty Trust, Inc.	(8,838)	(143,441)
Healthpeak Properties, Inc.	(5,432)	(108,097)
Independence Realty Trust, Inc.	(10,696)	(178,623)
Realty Income Corp.	(3,335)	(176,955)
SITE Centers Corp.	(10,426)	(150,343)
Sun Communities, Inc.	(1,012)	(119,406)
Ventas, Inc.	(1,604)	(80,617)
		(1,330,521)

The accompanying notes are an integral part of these financial statements.

14

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
As of May 31, 2024 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (0.1)%
Americold Realty Trust, Inc.	(4,008)	$(106,893)
Warehousing and Storage — (0.1)%
Extra Space Storage, Inc.	(946)	(136,953)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,867,391)		(1,950,847)
EXCHANGE TRADED FUNDS — (0.0)%(a)
iShares Core S&P 500 ETF	(1)	(530)
Invesco QQQ Trust Series 1	(1)	(451)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $968)		(981)
TOTAL SECURITIES SOLD SHORT — (49.3)% (Proceeds $53,371,414)		$(52,294,994)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

15

Convergence Long/Short Equity ETF
Statement of Assets and Liabilities
May 31, 2024 (Unaudited)

Assets
Investments, at value (cost $109,722,133)	$121,647,554
Receivable for investments sold	6,108,152
Deposit for short sales at broker	33,574,611
Dividends and interest receivable	191,440
Receivable for Fund shares sold	8,345,680
Total assets	169,867,437
Liabilities
Securities sold short, at value (proceeds $53,371,414)	52,294,994
Payable for investments purchased	11,325,322
Dividends payable on short positions	33,617
Payable to Adviser	71,764
Total liabilities	63,725,697
Net Assets	$106,141,740
Net Assets Consist of:
Paid-in capital	92,138,012
Total distributable earnings	14,003,728
Net Assets	$106,141,740
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	5,087,329
Net asset value, redemption price and offering price per share	$20.86
The accompanying notes are an integral part of these financial statements.

16

Convergence Long/Short Equity ETF
Statement of Operations
For the Six Months Ended May 31, 2024 (Unaudited)

Investment Income
Dividend income	$486,728
Prime broker interest income	410,080
Interest Income	10,142
Total Investment Income	906,950
Expenses
Management fees	278,626
Dividends on short positions	176,943
Other expenses	500
Total Expenses	456,069
Net Investment Income	450,881
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,603,694
In-kind redemptions	3,516,032
Short transactions	(2,635,498)
Change in net unrealized appreciation (depreciation) on:
Investments	7,945,574
Short transactions	84,408
Realized and unrealized gain on investments	10,514,210
Net Increase in Net Assets from Operations	$10,965,091

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	Convergence Long/Short Equity ETF
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
From Operations
Net investment income	$450,881	$372,285
Net realized gain (loss) from:
Investments	1,603,694	(1,792,565)
In-kind redemptions	3,516,032	4,103,411
Short transactions	(2,635,498)	1,128,853
Change in net unrealized appreciation (depreciation) on:
Investments	7,945,574	565,669
Short transactions	84,408	(1,480,089)
Net increase in net assets from operations	10,965,091	2,897,564
From Distributions
Net dividend and distributions	(389,482)	(194,639)
Net decrease in net assets resulting from distributions paid	(389,482)	(194,639)
From Capital Share Transactions
Proceeds from shares sold	77,013,636	23,548,901
Net asset value of shares issued in reinvestment of distributions to shareholders	—	—
Payments for shares redeemed	(13,289,473)	(18,785,490)
Payments for transaction fees (Note 8)	798	46
Net increase in net assets from capital share transactions	63,724,961	4,763,457
Total Increase In Net Assets	74,300,570	7,466,382
Net Assets
Beginning of period	31,841,170	24,374,788
End of period	$106,141,740	$31,841,170

The accompanying notes are an integral part of these financial statements.

18

Convergence Long/Short Equity ETF
Statement of Cash Flows
For the Six Months Ended May 31, 2024 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$10,965,091
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(177,751,169)
Purchases of short-term investments, net	464,364
Proceeds from sales of long-term investments	106,160,783
Return of capital distributions received from underlying investments	57,737
Increase in dividends and interest receivable	(131,505)
Increase in receivable for investment securities sold	(5,453,072)
Proceeds from securities sold short	88,216,738
Purchases to cover securities sold short	(53,625,782)
Increase in payable for investment securities purchased	10,290,657
Increase in dividends payable on short positions	13,438
Increase in payable to Adviser	49,323
Unrealized depreciation on investments	(7,945,574)
Unrealized depreciation on short transactions	(84,408)
Net realized gain on investments	(5,119,726)
Net realized gain on short transactions	2,635,498
Net cash provided by operating activities	(31,257,607)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	69,008,992
Payment on shares redeemed	(13,289,473)
Proceeds from transaction fees	798
Cash distributions paid to shareholders	(389,482)
Net cash used in financing activities	55,330,835
Net change in cash	24,073,228
CASH:
Beginning balance	9,501,383
Ending balance	$33,574,611
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	297,457
Non-cash operating activities - purchases of investment securities in-kind	(13,216,772)
Non-cash operating activities - sales of investment securities in-kind	82,453,948
Non-cash financing activities - proceeds from shares sold in-kind	(13,216,772)
Non-cash financing activities - payment on shares redeemed in-kind	82,453,948
RESTRICTED AND UNRESTRICTED CASH
Beginning balances
Cash	—
Deposit with brokers short sale proceeds	9,501,383
Ending balances
Cash	—
Deposit with brokers short sale proceeds	33,574,611

The accompanying notes are an integral part of these financial statements.

19

Convergence Long/Short Equity ETF
Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six months ended May 31, 2024 (Unaudited)	Year ended November 30,
		2023	2022(6)	2021	2020	2019
Net asset value, beginning of year/period	$17.05	$15.45	$17.94	$14.03	$19.76	$19.83
Income from investment operations:
Net investment income (loss)(1)	0.15	0.23	0.07	(0.03)	0.01	0.14
Net realized and unrealized gain (loss) on investments	3.86	1.49	0.31	3.98	(1.11)	0.65
Total from investment operations	4.01	1.72	0.38	3.95	(1.10)	0.79
Less distributions paid:
From net investment income	(0.20)	(0.12)	—	(0.04)	(0.13)	(0.07)
From net realized gains	—	—	(2.87)	—	(4.50)	(0.79)
Total distributions paid	(0.20)	(0.12)	(2.87)	(0.04)	(4.63)	(0.86)
Net asset value, end of year/period	$20.86	$17.05	$15.45	$17.94	$14.03	$19.76
Market price, end of year/period	$20.91	$17.04	$15.43	$—	$—	$—
Total return on NAV(2)(7)	23.85%	11.28%	2.39%	28.26%	(7.68)%	4.72%
Total return on market price(4)(7)	24.19%	11.40%	2.20%	—%	—%	—%
Supplemental Data and Ratios:
Net assets at end of year/period (000’s)	$106,142	$31,841	$24,375	$ 29,313	$ 22,537	$ 67,741
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(3)(8)	1.56%	1.55%	1.58%	2.56%	2.58%	2.18%
After waiver, expense reimbursement and recoupments(3)(8)	1.56%	1.55%	1.38%	2.11%	2.39%	2.18%
Ratio of net investment income (loss) to average net assets:
Before waiver, expense reimbursement and recoupments(8)	1.56%	1.50%	0.26%	(0.63)%	(0.13)%	0.76%
After waiver, expense reimbursement and recoupments(8)	1.56%	1.50%	0.46%	(0.18)%	0.06%	0.76%
Portfolio turnover rate	132.50% (5)(7)	283.70% (5)	244.44% (5)	303.76%	251.72%	239.08%

(1)	Per share net investment income was calculated using the daily average shares outstanding method.
(2)	Total return on net asset value (NAV) represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses. The annualized before waiver, expense reimbursement and recoupments and after waiver, expense reimbursement and recoupments ratios excluding dividends on short positions, interest and broker expenses were 0.95% and 0.95%, 0.95% and 0.95%, 1.28% and 1.08%, 1.95% and 1.50%, 1.69% and 1.50%, 1.32% and 1.32%, for the years/periods ended May 31, 2024, November 30, 2023, November 30, 2022, November 30, 2021, November 30, 2020, November 30, 2019, respectively.

The accompanying notes are an integral part of these financial statements.

20

(4)
Total return on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Excludes the impact of in-kind transactions.
(6)
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on February 18, 2022. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

(7)	Not annualized for periods less than a full year.
(8)	Annualized for periods less than a full year.
The accompanying notes are an integral part of these financial statements.

21

CONVERGENCE LONG/SHORT EQUITY ETF
Notes to Financial Statements
May 31, 2024 (Unaudited)
(1) Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Convergence Long/Short Equity ETF (the “Fund”) represents a distinct diversified series with its own investment objective, and policies within the Trust. The investment objective of the Fund is to seek long-term capital growth. The Fund is an actively managed exchange-traded fund (“ETF”). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
Effective February 18, 2022, the Fund converted from a mutual fund to an ETF, pursuant to an Agreement and Plan of Reorganization. The reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares). The costs of the reorganization were borne by the Fund’s investment adviser, Convergence Investment Partners, LLC (the “Adviser”). The reorganization did not result in a material change to the investment portfolio. The mutual fund offered Institutional Class shares and commenced operations on December 29, 2009. The following table illustrates the specifics of the reorganization of the mutual fund into the ETF:

Convergence Long/Short Equity Fund Net Assets*	Shares Issued to Shareholders of Convergence Long/Short Equity Fund	Convergence Long/Short Equity ETF Net Assets	Combined Net Assets	Tax Status of Transfer
$26,419,556	1,707,329	$ —	$26,419,556	Non-Taxable

*	Includes accumulated net investment losses, accumulated realized gains and unrealized appreciation in the amounts of $(86,871), $2,453,571, and $8,049,316, respectively.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(a)
Investment Valuation. Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the last sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by an approved independent pricing service (“Pricing Service”).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and

22

CONVERGENCE LONG/SHORT EQUITY ETF
Notes to Financial Statements
May 31, 2024 (Unaudited)(Continued)
the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined as described below.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.
FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –
Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$119,234,378	$ —	$ —	$ 119,234,378
Real Estate Investment Trusts	2,333,112	—	—	2,333,112
Short-Term Investments	80,064	—	—	80,064
Total Assets	$ 121,647,554	$—	$—	$ 121,647,554

23

CONVERGENCE LONG/SHORT EQUITY ETF
Notes to Financial Statements
May 31, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Securities Sold Short
Common Stocks	$(50,343,166)	$—	$—	$(50,343,166)
Exchange Traded Funds	(1,950,847)	—	—	(1,950,847)
Real Estate Investment Trusts	(981)	—	—	(981)
Total Securities Sold Short	(52,294,994)	—	—	(52,294,994)
Total Liabilities	$(52,294,994)	$ —	$ —	$(52,294,994)

(1)	See the Schedule of Investments for industry classifications.
The Fund did not hold any Level 3 securities during the six months ended May 31, 2024.
Except for securities sold short, the Fund did not engage in any derivative securities or engage in hedging activities during the six months ended May 31, 2024.
(b)
Short Positions. The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense, and interest expense is accrued daily. As collateral for its short positions, the Fund is required to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets is required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Fund’s securities sold short and deposits for short sales are held with one major securities broker-dealer. The Fund does not require this broker-dealer to maintain collateral in support of the receivable for proceeds on securities sold short.

In accordance with the terms of its prime brokerage agreements with broker-dealers, the Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. During the current fiscal period the Fund has net income of $410,080 on borrowed securities which is reflected in prime broker interest income on the Statement of Operations.
Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Effective August 19, 2022, the Fund has adopted a Full Derivatives Fund Program and the Adviser has nominated a Derivatives Risk Manager.

24

CONVERGENCE LONG/SHORT EQUITY ETF
Notes to Financial Statements
May 31, 2024 (Unaudited)(Continued)
(c)
Federal Income Taxes. The Fund complies with the requirements of Subchapter M of the Internal Revenue Code, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended November 30, 2023, the Fund did not incur any interest or penalties. The Fund’s tax returns for the prior three tax years remain subject to examinations by the Fund’s major tax jurisdictions, which include the Untied States of America and the state of Delaware.
(d)
Distributions to Shareholders. The Fund will distribute any net investment income and any net capital gains at least annually. Distributions from net realized gains for book purposes may include short- term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(e)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the fair value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The Fund does not charge a redemption fee, and therefore the offering and redemption price per share are equal to the Fund’s NAV per share.

(g)
Allocation of Income, Expenses and Gains/Losses. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h)
Other. Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from real estate investment trusts (“REITs”) is recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available and adjusts for actual classifications in the calendar year the information is reported.

Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

25

CONVERGENCE LONG/SHORT EQUITY ETF
Notes to Financial Statements
May 31, 2024 (Unaudited)(Continued)
(3) Federal Tax Matters
The tax character of distributions paid by the Fund during the fiscal years ended November 30, 2023 and November 30, 2022 was as follows:

	November 30,
	2023	2022
Ordinary Income	$194,639	$2,017,958
Long-Term Capital Gain	$—	$2,701,201

As of November 30, 2023, the components of distributable earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes(1)	$17,769,691
Gross tax unrealized appreciation	$5,974,707
Gross tax unrealized depreciation	(1,383,377)
Net tax unrealized appreciation	4,591,330
Undistributed ordinary income	316,173
Undistributed long-term capital gain	—
Total distributable earnings	316,173
Other accumulated losses	(1,479,384)
Total distributable earnings	$3,428,119

(1)	Includes securities sold short.
The tax basis of distributable earnings for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.
At November 30, 2023, the Fund had short-term capital loss carryovers of $1,454,394.
Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses, and tax equalization by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are due to redemptions in-kind and excise tax expense have no effect on net assets or NAV per share. For the year ended November 30, 2023, the following table shows the reclassifications made:

Paid-in capital	$3,957,678
Total distributable earnings	$(3,957,678)

(4) Investment Adviser
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. For the six months ended May 31, 2024, under the terms of the Agreement, the Fund compensated the Adviser for its management services at the annual rate of 0.95% of the Fund’s average daily net assets.

26

CONVERGENCE LONG/SHORT EQUITY ETF
Notes to Financial Statements
May 31, 2024 (Unaudited)(Continued)
(5) Related Party Transactions
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Fund’s administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. U.S. Bank National Association (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Fees incurred for these services are paid by the Adviser.
Certain officers of the Fund are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.
(6) Capital Share Transactions
Transactions in the Fund were as follows:

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
Shares sold	3,920,000	1,520,000
Shares reinvested	—	—
Shares redeemed	(700,000)	(1,230,000)
Net increase	3,220,000	290,000

(7) Investment Transactions
The aggregate purchases and sales of securities (excluding short-term investments and securities sold short), creations in-kind and redemptions in-kind for the Fund for the six months ended May 31, 2024 is summarized below. There were no purchases or sales of U.S. government securities for the Fund.

Purchases	Sales	Creations In-Kind	Redemptions In-Kind
$95,297,222	$92,944,012	$82,453,948	$13,216,772

(8) Creation and Redemption Transactions
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit generally consists of 10,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units.

27

CONVERGENCE LONG/SHORT EQUITY ETF
Notes to Financial Statements
May 31, 2024 (Unaudited)(Continued)
Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Fund is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
(9) Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. The impact of COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.
(10) Subsequent Events
Management has evaluated the Fund’s related events and transactions that occurred subsequent to May 31, 2024, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

28

CONVERGENCE LONG/SHORT EQUITY ETF
Additional Information (Unaudited)
Tax Information
For the year ended November 30, 2023, the Fund designated 98.40% of its ordinary income distribution as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the year ended November 30, 2023, 98.32% of dividends paid from net ordinary income for the Fund qualified for the dividends received deduction available to corporate shareholders.
For the fiscal year ended November 30, 2023, the Fund designated 0% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).
Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

29

CONVERGENCE LONG/SHORT EQUITY ETF

Investment Adviser	Convergence Investment Partners, LLC 3801 PGA Boulevard Suite 1001 Palm Beach Gardens, Florida 33410
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street Suite 830 Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive Milwaukee, Wisconsin 53212
Distributor	Foreside Fund Services Three Canal Plaza Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

30

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed–End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive

Date	8/1/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive

Date	8/1/2024

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Financial Officer

Date	8/1/2024

* Print the name and title of each signing officer under his or her signature.